Other taxes and royalties payable - Summary of other taxes and royalties payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Abstract [Abstract]
Payment plans			$ 2
Total non-current			2
Royalties	$ 4,539	$ 5,467	2,452
Tax withholdings payable	866	909	974
Value added tax	597		486
Extraordinary canon (Note 10.2)			2,251
Turnover tax		139	124
Other	38
Total current	$ 6,040	$ 6,515	$ 6,287